June 22, 2012

Tracie Towner

Assistant Director

Division of Corporate Finance

U.S. Securities and Exchange Commission

Washington, D.C.  20549

Re:

Jayhawk Energy, Inc.

Form 10-K for the Fiscal Year ended September 30, 2011

Filed February 15, 2012

File No.  000-53311

Dear Ms. Towner,

This letter is in response to your comment letter (the “Comment Letter”) dated May 15, 2012 with regard to the Amended Form 10-K of Jayhawk Energy, Inc., a Colorado corporation (“Jayhawk Energy” or the “Company”).

The Company responses are keyed to the items in your comment letter of May 15, 2012.

1.

The Company’s correspondence dated June 22, 2012, provided written response cross-referenced by item to the Commission’s comments of February 29, 2012.  Also provided on June 22, 2012 was a draft amendment of the Company’s annual report of those pages edited as a result of the aforementioned comments.  Should the Commission desire a complete revised copy of the Annual Report, the Company would be happy to provide as such.

2.

The Company provides acknowledgement of its responsibility and communication with staff comments at the close of this correspondence.

3.

The Company has expanded the disclosure regarding its oil and gas properties required by Items 1202 through 1208 of Regulation S-K.  Pursuant to discussions with Commission staff, the Company’s Kansas natural gas properties have not been evaluated and no independent estimate of reserves have been made as the cost to produce such evaluation exceeds the total revenue of the property.

4.

The Company has previously filed an independent third party firm evaluation of  its proved reserves which does not conform with the information required by Item 1202(a)(8) of Regulation S-K.  McDaniel & Associates Consultant Ltd. have provided additional correspondence relative provide a modified report consistent with the requirements of Item 1202(a)(8), including authorization to utilize the previously submitted reserve report for purposes of it’s filing.

5.

The Company has revised the disclosure to comply with the requirements of Item 1202(a) of Regulation S-K.  There is no disaggregating of various categories in the standardized measure as only oil reserves (North Dakota) are measured by an associated reserve report.  (See also Comment 3 above).

Finally, the Management of Jayhawk Energy, Inc. acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosures in the filing:

•

Securities and Exchange Commission (“SEC” or “Commission”) staff comments or changes to disclosure in response to SEC staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

the Company may not assert SEC staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at this office with any further comments or questions.

Thank you in advance for your courtesies.

JAYHAWK ENERGY, INC.

/s/ Kelly J. Stopher

Kelly J. Stopher

Chief Financial Officer

Corporate Treasurer and Secretary